Financial Instruments (Derivative Listings) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Interest Rate Swap One [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Two [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Three [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Four [Member] USD ($)	Dec. 31, 2012 United States Commodity Contract One [Member]	Dec. 31, 2012 United States Commodity Contract Two [Member]	Dec. 31, 2012 United States Commodity Contract Three [Member]	Dec. 31, 2012 United States Commodity Contract Four [Member]	Dec. 31, 2012 United States Commodity Contract Five [Member]	Dec. 31, 2012 United States Commodity Contract Six [Member]	Dec. 31, 2012 United States Commodity Contract Seven [Member]	Dec. 31, 2012 United States Commodity Contract Eight [Member]	Dec. 31, 2012 United States Commodity Contract Nine [Member]	Dec. 31, 2012 United States Commodity Contract Ten [Member]	Dec. 31, 2012 United States Commodity Contract Eleven [Member]	Dec. 31, 2012 Canada Commodity Contract One [Member]	Dec. 31, 2012 Canada Commodity Contract Two [Member]	Dec. 31, 2012 Canada Commodity Contract Three [Member]	Dec. 31, 2012 Canada Commodity Contract Four [Member]	Dec. 31, 2012 Canada Commodity Contract Five [Member]	Dec. 31, 2012 Foreign Exchange Contract One [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Contract Two [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Contract Three [Member] USD ($)
Derivative [Line Items]
Date entered	Oct. 26, 2010	Mar. 25, 2011	Jun. 29, 2011	Oct. 04, 2011	Oct. 29, 2008	Jun. 01, 2009	Jun. 21, 2012	May 09, 2012	May 24, 2012	Jun. 01, 2012	Jun. 01, 2012	May 09, 2012	May 24, 2012	Jun. 01, 2012	Jun. 01, 2012	May 09, 2012	May 23, 2012	Jun. 04, 2012	Jun. 04, 2012	Jun. 04, 2012	Oct. 28, 2011	Feb. 29, 2012	Aug. 09, 2012
Notional amount (gallons per month expressed in gallons)					62,500	170,000	150,000	150,000	150,000	300,000	62,500	150,000	150,000	300,000	150,000
Notional amount (litres per month expressed in litres)																260,000	260,000	520,000	520,000	520,000
Diesel rate paid (expressed in dollars)					3.69	2.34	3.62	3.94	3.82	3.74	3.69	3.85	3.79	3.73	3.72
Diesel rate paid (expressed in Canadian dollars)																0.61	0.60	0.76	0.57	0.57
Diesel rate received variable					Diesel Fuel Index	NYMEX Heating Oil Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	NYMEX WTI Index	NYMEX WTI Index	NYMEX Heating Oil Index	NYMEX WTI Index	NYMEX WTI Index
Effective date	Nov. 02, 2010	Apr. 04, 2011	Jul. 05, 2011	Oct. 04, 2011	Jul. 01, 2009	Jan. 01, 2013	Jan. 01, 2015	Jan. 01, 2013	Jan. 01, 2013	Jan. 01, 2013	Nov. 01, 2013	Jan. 01, 2014	Jan. 01, 2014	Jan. 01, 2014	Jan. 01, 2015	Jan. 01, 2013	Jan. 01, 2013	Jan. 01, 2013	Jan. 01, 2014	Jan. 01, 2015	Jan. 15, 2013	Apr. 15, 2013	Jul. 15, 2013
Expiration date	Jul. 02, 2014	Jul. 02, 2014	Jul. 02, 2014	Apr. 04, 2013	Oct. 31, 2013	May 31, 2013	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2015
Notional amount	$ 160,000	$ 60,000	$ 30,000	$ 45,000																	$ 4,000	$ 4,000	$ 4,300
Fixed interest rate (plus applicable margin)	1.07%	1.61%	1.13%
Variable interest rate received	0.23%	0.23%	0.23%
Derivative, Description of Variable Rate Basis				(*) This interest rate swap agreement is based on LIBOR with an interest rate cap of 3.0%.
Foreign currency exchange rate																					1.0057	0.9998	1.0054